FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906






May 13, 2009

VIA EDGAR (CIK 0000353316)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

      Re:  Franklin Tax-Exempt Money Fund
           File No.: 811-03193

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Tax-Exempt Money Fund
("Tax-Exempt Fund"). This registration statement is being filed to register shares of the Franklin Tax-Exempt Money Fund, that will be issued to shareholders of Franklin New York Tax-Exempt Money Fund ("New York Fund"), a series of Franklin New York Tax-Free Trust, in connection with a transfer of the assets of the Franklin New York Tax-Exempt Money Fund, pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Franklin New York Tax-Exempt Money Fund, at a special shareholders' meeting currently scheduled to be held on August 10, 2009.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration
Statement: (1) Annual Report for Franklin Tax-Exempt Money Fund for the fiscal year ended July 31, 2008; (2) Semiannual Report for Franklin Tax-Exempt Money Fund for the semi-fiscal period ended January 31, 2009; and (3) Annual Report for Franklin New York Tax-Exempt Money Fund for the fiscal year ended September 30, 2008. We undertake to incorporate by reference into a pre-effective amendment the December 1, 2008 prospectus and statement of additional information of Franklin Tax-Exempt Money Fund, when effective.

The Company has agreed to delay the effective date of the Registration Statement until the Company shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Kristin Ives, Esquire at (215) 564-8037.

Very truly yours,

FRANKLIN TAX-EXEMPT MONEY FUND



/s/ David P. Goss
Vice President

Enclosures